UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Duma Capital Partners, L.P.
Address:   1370 Avenue of the Americas, 23rd Floor
           New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sangyeup Lee
Title:     Chief Operating Officer
Phone:     (212) 918-1731

Signature, Place and Date of Signing:


/s/ Sangyeup Lee              New York, NY                  February 14, 2007
--------------------------    --------------------------    -----------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    61
                                           ------------------------------

Form 13F Information Table Value Total:    $279,324
                                           ------------------------------
                                                         (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC              COM             02209S103      2575    30000    SH           SOLE                  30000     0     0

AMERICAN EXPRESS CO           COM             025816109      5418    89300    SH           SOLE                  89300     0     0

AMERICA MOVIL S A DE C V      SPON ADR L SHS  02364W105      2849    63000    SH           SOLE                  63000     0     0

AMERICAN TOWER CORP           CL A            029912201      3728   100000    SH           SOLE                 100000     0     0

AMR CORP                      COM             001765106       907    30000    SH           SOLE                 30000      0     0

ANHEUSER BUSCH COS INC        COM             035229103      3690    75000    SH           SOLE                 75000      0     0

APPLE COMPUTER INC            COM             037833100       424     5000    SH           SOLE                  5000      0     0

AT&T INC                      COM             00206R102      2631    73600    SH           SOLE                 73600      0     0

BEARINGPOINT INC              COM             074002106      2125   270000    SH           SOLE                270000      0     0

BELLSOUTH CORP                COM             079860102      1027    21800    SH           SOLE                 21800      0     0

BURLINGTON NORTHN SANTA FE C  COM             12189T104      1742    23600    SH           SOLE                 23600      0     0

CABLEVISION SYS CORP    CL A NY CABLVS        12686C109      1424    50000    SH           SOLE                 50000      0     0

CEPHALON INC                  COM             156708109      1408    20000    SH   PUT     SOLE                 20000      0     0

COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD    20441W203      1059    21700    SH           SOLE                 21700      0     0

COMVERSE TECHNOLOGY INC    COM PAR $0.10      205862402      3173   150300    SH           SOLE                150300      0     0

CROSSTEX ENERGY INC           COM             22765Y104      3169   100000    SH           SOLE                100000      0     0

CSX CORP                      COM             126408103      1085    31500    SH           SOLE                 31500      0     0



                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC         CL B            210795308      1238    30000    SH           SOLE                 30000      0     0

DAVITA INC                    COM             23918K108       569    10000    SH           SOLE                 10000      0     0

DIME BANCORP INC NEW     *W EXP 99/99/999     25429Q110        72   500000    SH           SOLE                500000      0     0

EAGLE MATERIALS INC           COM             26969P108      3242    75000    SH           SOLE                 75000      0     0

ENDURANCE SPECIALTY HLDGS LT  SHS             G30397106       673    18400    SH           SOLE                 18400      0     0

EVEREST RE GROUP LTD          COM             G3223R108       648     6600    SH           SOLE                  6600      0     0

FRONTEER DEV GROUP INC        COM             35903Q106       461    50000    SH           SOLE                 50000      0     0

GENCORP INC                   COM             368682100      5131   366000    SH           SOLE                366000      0     0

GENERAL MTRS CORP             COM             370442105      2458    80000    SH   PUT     SOLE                 80000      0     0

GOLDMAN SACHS GROUP INC       COM             38141G104      1914     9600    SH           SOLE                  9600      0     0

GOODYEAR TIRE & RUBR CO       COM             382550101      3358   160000    SH           SOLE                160000      0     0

GRACE W R & CO DEL NEW        COM             38388F108     16388   827700    SH           SOLE                827700      0     0

GRUPO AEROPORTUARIO DEL PAC  SPON ADR B       400506101       980    25000    SH           SOLE                 25000      0     0

GULFPORT ENERGY CORP        COM NEW           402635304       680    50000    SH           SOLE                 50000      0     0

HARMONIC INC                  COM             413160102       109    15000    SH           SOLE                 15000      0     0

ISHARES INC               MSCI JAPAN          464286848     10835   762500    SH           SOLE                762500      0     0

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                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                RUSSELL 2000        464287655     23027   295100    SH           SOLE                295100      0     0

ISHARES TR                RUSSELL 2000        464287655     15606   200000    SH   PUT     SOLE                200000      0     0

ISHARES TR                RUSSELL 2000        464287655     25750   330000    SH   PUT     SOLE                330000      0     0

KANSAS CITY SOUTHERN       COM NEW            485170302      2965   102300    SH           SOLE                102300      0     0

KHD HUMBOLDT WEDAG INTL LTD   COM             482462108      2324    57976    SH           SOLE                 57976      0     0

LONE STAR TECHNOLOGIES INC    COM             542312103       799    16500    SH           SOLE                 16500      0     0

MARKWEST HYDROCARBON INC      COM             570762104       874    18000    SH           SOLE                 18000      0     0

MASTERCARD INC               CL A             57636Q104       985    10000    SH           SOLE                 10000      0     0

MBIA INC                      COM             55262C100      2879    39400    SH           SOLE                 39400      0     0

MICROSOFT CORP                COM             594918104      2472    82800    SH           SOLE                 82800      0     0

MONTPELIER RE HOLDINGS LTD    SHS             G62185106      1921   103200    SH           SOLE                103200      0     0

MSC SOFTWARE CORP             COM             553531104      2513   165000    SH           SOLE                165000      0     0

NABORS INDUSTRIES LTD         SHS             G6359F103       447    15000    SH           SOLE                 15000      0     0

NII HLDGS INC              CL B NEW           62913F201      2578    40000    SH           SOLE                 40000      0     0

                                                             5




                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP         COM             655844108      1378   27400     SH           SOLE                 27400      0     0

NTL INC DEL                   COM             62941W101      2019   80000     SH           SOLE                 80000      0     0

PINNACLE AIRL CORP            COM             723443107      1418   84151     SH           SOLE                 84151      0     0

QUALCOMM INC                  COM             747525103      1134   30000     SH           SOLE                 30000      0     0

QUILMES INDL QUINSA SOCIETE  SP ADR CL B      74838Y207     36278  550000     SH           SOLE                550000      0     0

RENAISSANCERE HOLDINGS LTD    COM             G7496G103       696   11600     SH           SOLE                 11600      0     0

RYDER SYS INC                 COM             783549108      3125   61200     SH           SOLE                 61200      0     0

SPDR  TR                   UNIT SER 1         78462F103     48151  340000     SH   PUT     SOLE                340000      0     0

SEARS HLDGS CORP              COM             812350106      2536   15100     SH           SOLE                 15100      0     0

UAL CORP                    COM NEW           902549807      1320   30000     SH           SOLE                 30000      0     0

ULTRA PETROLEUM CORP          COM             903914109       573   12000     SH           SOLE                 12000      0     0

UNION PAC CORP                COM             907818108      2678   29100     SH           SOLE                 29100      0     0

U S G CORP                  COM NEW           903293405      1096   20000     SH           SOLE                 20000      0     0

WEYERHAEUSER CO               COM             962166104      4592   65000     SH           SOLE                 65000      0     0

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